Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Cash	$ 6,233	$ 5,633	$ 4,186
Medicaid Overpayment
Cash And Cash Equivalents [Line Items]
Cash	$ 1,000